Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Credit Carryforward (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 86,395	¥ 61,687
Within 5 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	6,202	3,778
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	8,293	3,878
Later than 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 71,900	¥ 54,031